Restructuring Impairment Site Closures And Related Costs	6 Months Ended
Jun. 30, 2021
Restructuring and Related Activities [Abstract]
Restructuring, impairment, site closures and related costs
Note 4. Restructuring, impairment, site closures and related costs
Addison site
In January 2021, the Company notified the landlord of the Addison office space in Texas of its intent to sublease the property for the remaining lease term of 10 years. The Company ceased use and leased the space during the three months ended March 31, 2021. In connection with this decision, the Company incurred $7.9 million of expenses, including $5.9 million of accrued lease termination costs and $2 million of asset disposals.
Moses Lake site
In February 2021, the Company notified the landlord of the Moses Lake data center facility in the State of Washington of its intent to cease the use of the space. Accordingly, the Company accelerated depreciation and amortization of all assets on the site, including favorable leasehold interest amortization, which resulted in additional depreciation and amortization of $0.9 million and $1.8 million during the three and six months ended June 30, 2021, respectively, and additional favorable leasehold interest amortization of $0.3 million and $0.6 million, recorded in cost of sales, during the three and six months ended June 30, 2021, respectively. The Company ceased use of the property in June 2021 at which time it met the conditions for recording a charge related to the remaining lease obligation of $ 58.5 million. There is no sublease in place on this property at the time of cease use. Furthermore, management believes the ability to sublease the property is remote and as such has not made any assumption for future cash flows from a potential sublease in making this estimate.
As of June 30, 2021, the restructuring liability reserve is entirely related to lease termination costs and is included in other liabilities in the condensed consolidated balance sheet. The activity in the restructuring liability reserve for the six months ended June 30, 2021 was as follows (in millions):

Six Months Ended June 30, 2021
Beginning balance	$—
Lease termination costs	64.4
Reclassification of deferred rent credits	3.4
Accretion	0.6
Payments	(2.8)

Ending balance	$65.6